Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended					38 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2012
Disclosure of transactions between related parties [line items]
Royalty fees	$ 112,000,000	$ 103,000,000	[1]	$ 78,000,000	[1]
Related parties [member]
Disclosure of transactions between related parties [line items]
Average credit period, payables	45 days
Corporate expense [Member]
Disclosure of transactions between related parties [line items]
Royalty fees	$ 106,000,000	$ 98,000,000		$ 73,000,000
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member]
Disclosure of transactions between related parties [line items]
Royalty fee cap, annual increase, percent	20.00%
Sands Macao, The Venetian Macao and The Plaza Macao, combined [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees						$ 20,000,000
Sands Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues						1.50%
The Venetian Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues						1.50%
The Plaza Macao [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues						1.50%
Subsequent casino gaming properties [Member]
Disclosure of transactions between related parties [line items]
Royalty fee, percent of revenues	1.50%
Royalty fee cap, annual increase, percent	20.00%
Subsequent casino gaming properties [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Royalty fees	$ 20,000,000

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.